Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income ($ in millions)(7)	Net Revenues ($ in millions)(8)
2025	9,601,958	(16,391)	5,293,375	(23,712)	18	48	172.1	1,473.0
2024	12,630,005	3,357,725	6,672,535	805,193	263	108	102.7	1,330.4
2023	19,527,534	2,544,470	8,903,959	903,495	506	173	438.9	2,290.8
2022	16,627,977	22,990,176	8,146,540	9,419,711	1,014	237	397.4	2,330.9
2021	19,019,162	13,787,093	9,443,797	9,339,538	700	250	145.4	1,382.0

Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for our CEO, Badri Kothandaraman in the Summary Compensation Table for fiscal years 2025, 2024, 2023, 2022 and 2021. Mr. Kothandaraman served as CEO for each of the years presented.
Peer Group Issuers, Footnote	Represents comparison of cumulative TSR for our common stock and cumulative TSR for the Invesco Solar ETF for the period from December 31, 2020 to December 31, 2025. An investment of $100 is assumed to have been made in our common stock and in each index on December 31, 2020, all dividends were reinvested, and the relative performance of the investments are tracked through December 31, 2025. The information shown is historical and stockholder returns over the indicated period should not be considered indicative of future stockholder returns or future performance.
PEO Total Compensation Amount	$ 9,601,958	$ 12,630,005	$ 19,527,534	$ 16,627,977	$ 19,019,162
PEO Actually Paid Compensation Amount	$ (16,391)	3,357,725	2,544,470	22,990,176	13,787,093
Adjustment To PEO Compensation, Footnote	“Compensation actually paid” to our CEO in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in this column of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by the Compensation Committee regarding the CEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis section of the proxy statements reporting pay for the fiscal years covered in the table above.
To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above for 2025, the following amounts were deducted from and added to (as applicable) the “Total” compensation of CEO, as reported in the Summary Compensation Table for 2025:

Year	Reported Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards for CEO ($)(1)	Equity Award Adjustments for CEO ($)(2)	Reported Change in the Actuarial Present Value of Pension Benefits for CEO ($)(3)	Pension Benefit Adjustments for CEO ($)(3)	Compensation Actually Paid to CEO ($)
2025	9,601,958	(8,844,624)	(773,725)	—	—	(16,391)
________
1Represents the grant date fair value of the equity awards to our CEO, as reported in the “Stock Awards” column in the Summary Compensation Table for 2024.
2Represents the year-over-year change in the fair value of equity awards to our CEO, as itemized in the table below. No awards vested in the year they were granted and there is no value to report for dividends or other earnings on stock awards in the applicable year prior to the vesting date that were not otherwise reflected in the fair value of such awards.

Fair Value of Equity Awards for CEO	2025 ($)
As of year-end for awards granted during the year	3,387,816
Year-over-year increase (decrease) of unvested awards granted in prior years	(2,577,964)
Increase (decrease) from prior fiscal year-end for awards that vested during the year	(1,583,577)
As of the vest date for awards granted during the year that are vested during the year	—
Total Equity Award Adjustment	$(773,725)
3No pension benefit plans are offered by Enphase.

Non-PEO NEO Average Total Compensation Amount	$ 5,293,375	6,672,535	8,903,959	8,146,540	9,443,797
Non-PEO NEO Average Compensation Actually Paid Amount	$ (23,712)	805,193	903,495	9,419,711	9,339,538
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column are the average amounts of total compensation reported for our NEOs as a group, other than our CEO in the Summary Compensation Table for the applicable fiscal years. The names of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Ms. Yang; (ii) for 2024, Ms. Yang and Mr. Ranhoff; (iii) for 2023, Ms. Yang, Mr. Jeff McNeil and Mr. David Ranhoff; and (iv) for 2022, Ms. Yang, Mr. Branderiz, Mr. McNeil and Mr. Ranhoff; and (v) 2021, Mr. Branderiz, Mr. McNeil and Mr. Ranhoff. Because Ms. Yang was our only non-CEO NEO in 2025, the amounts in this column, in this table and in the footnotes to this table that reference our non-CEO NEOs for 2025 do not represent averages.
4Average “compensation actually paid” for our non-CEO NEOs in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in this column of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee regarding the non-CEO NEOs’ compensation for each fiscal year, please see the Compensation Discussion and Analysis section of the proxy statements reporting pay for the fiscal years covered in the table above.
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. PSU grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the performance modifier as of year end and as of the date of vest. Time-based restricted stock unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest. The valuation assumptions used to calculate fair values did not materially differ from those disclosed as of the grant date of the equity awards.
To calculate the amounts in the “Average Compensation Actually Paid to Non-CEO NEOs” column in the table above for 2025, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO named executive officers, as reported in the Summary Compensation Table for 2025:

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	Average Reported Value of Equity Awards for Non-CEO NEOs ($)(1)	Average Equity Award Adjustments for Non-CEO NEOs ($)(2)	Average Reported Change in the Actuarial Present Value of Pension Benefits for Non-CEO NEOs ($)(3)	Average Pension Benefit Adjustments for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2025	5,293,375	(4,717,133)	(599,954)	—	—	(23,712)
________
1Represents the average grant date fair value of the equity awards to our non-CEO NEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for 2025.
2Represents the average year-over-year change in the fair value of equity awards to our non-CEO NEOs, as itemized in the table below. No awards vested in the year they were granted, and there is no value to report for dividends or other earnings on stock awards in the applicable year prior to the vesting date that were not otherwise reflected in the fair value of such awards.

Average Fair Value of Equity Awards for Non-CEO NEOs	2025 ($)
As of year-end for awards granted during the year	1,806,835
Year-over-year increase (decrease) of unvested awards granted in prior years	(1,369,259)
Increase (decrease) from prior fiscal year-end for awards that vested during the year	(1,037,530)
As of the vest date for awards granted during the year that are vested during the year	—
Total Average Equity Award Adjustment	$(599,954)
3No pension benefit plans are offered by Enphase.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Financial Performance Measures
Net Revenues
Non-GAAP Gross Margin
Total Stockholder Return
Free Cash Flow

Total Shareholder Return Amount	$ 18	263	506	1,014	700
Peer Group Total Shareholder Return Amount	48	108	173	237	250
Net Income (Loss)	$ 172,100,000	$ 102,700,000	$ 438,900,000	$ 397,400,000	$ 145,400,000
Company Selected Measure Amount	1,473,000,000	1,330,400,000	2,290,800,000	2,330,900,000	1,382,000,000
PEO Name	Badri Kothandaraman
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (or “CAP,” as defined by SEC rules and further described below) and certain Company financial performance metrics.
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
8    The dollar amounts reported represent the amount of net revenues reflected in our audited financial statements for the applicable year    .
Financial Performance Measures
The following table identifies the four most important financial performance measures used by the Compensation Committee to link the “compensation actually paid” to our CEO and our non-CEO NEO in 2025, calculated in accordance with SEC regulations, to company performance. The role of each of these performance measures in our NEOs’ compensation is discussed in the CD&A section above.
Below are graphs showing the relationship of “compensation actually paid” to our CEO and our non-CEO NEO(s) in 2025, 2024, 2023, 2022 and 2021 compared to (1) our TSR and the TSR of the Invesco Solar ETF (“TAN TSR”), (2) our net income and (3) our net revenues.
All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of Enphase under the Securities Act or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent we specifically incorporate such information by reference.

Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Total Stockholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Non-GAAP Measure Description	For the relevant fiscal year, represents our TSR for the measurement periods ended on December 31 of 2025, 2024, 2023, 2022 and 2021, respectively. An investment of $100 is assumed to have been made in our common stock on December 31, 2020 all dividends were reinvested, and the performance of the investment is tracked through December 31, 2025. The information shown is historical, and stockholder returns over the indicated period should not be considered indicative of future stockholder returns or future performance.
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,844,624)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(773,725)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,387,816
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,577,964)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,583,577)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,717,133)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(599,954)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,806,835
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,369,259)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,037,530)